Parent Company Information - Summary of Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets, Current [Abstract]
Cash and cash equivalents	$ 6,128			$ 20,431				$ 28,795
Total current assets	216,470			204,035				164,148
Total assets	3,244,240			3,205,540	$ 3,136,964			3,011,599
Current liabilities:
Accounts payable	48,835			37,992				37,593
Accrued liabilities	102,448			93,873				54,866
Total liabilities	2,072,448			2,976,447				2,051,528
Stockholders' Equity:
Common shares, $ 0.01 par value; 1,000 common shares authorized, 100 common shares issued and outstanding as of December 31, 2022 and 2021	774			590				1
Additional paid-in capital	956,465			33,189				871,992
Accumulated deficit	214,553			195,314				88,078
Total stockholders' equity	1,171,792	$ 192,875	$ 217,436	229,093	$ 226,910	$ 181,010	$ 1,010,109	960,071	$ 755,286
Total liabilities and stockholders' equity	$ 3,244,240			3,205,540				3,011,599
Parent Company
Assets, Current [Abstract]
Cash and cash equivalents				10,990				24,000
Total current assets				10,990				24,000
Investment in Subsidiaries				31,780				856,780
Total assets				42,770				880,780
Current liabilities:
Accounts payable				103				94
Accrued liabilities				67				34
Total liabilities				170				128
Stockholders' Equity:
Common shares, $ 0.01 par value; 1,000 common shares authorized, 100 common shares issued and outstanding as of December 31, 2022 and 2021				1				1
Additional paid-in capital				42,780				880,780
Accumulated deficit				(181)				(129)
Total stockholders' equity				42,600				880,652
Total liabilities and stockholders' equity				$ 42,770				$ 880,780